FINANCIAL RISK MANAGEMENT - CAPITAL RISK MANAGEMENT (Details)	Dec. 31, 2018 CNY (¥)
FINANCIAL RISK MANAGEMENT [abstract]
Short-term loan	¥ 0
Long-term loan	0
Bond payable	0
Long-term payable	¥ 0